SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2014
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, revenue recognition, consolidation of VIE, income tax, allowance for doubtful accounts, impairment of goodwill and long-term assets and share-based compensation expenses. Actual results could materially differ from those estimates.

The effect of discontinued operations has been reflected in certain accounts in the consolidated financial statements for the year ended September 30, 2011 as described in Note 3.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIE and VIE’s subsidiaries. All transactions and balances among the Company, its subsidiaries, its VIE and VIE’s subsidiaries have been eliminated upon consolidation.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company, DL Education, CDEL Hong Kong and Pencil’s functional currencies are United States dollars (“US$”). The Company’s PRC subsidiaries, VIE and VIE’s subsidiaries determine their functional currencies to be the Chinese Renminbi (“RMB”). The Company uses the US$ as its reporting currency and uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position of its PRC subsidiaries and its variable interest entities, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of consolidated statements of changes in equity.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are included in the consolidated statements of comprehensive income.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have an original maturity of three months or less when purchased.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with an original maturity of greater than three months and less than one year.
Restricted cash	Restricted cash Restricted cash represents deposits not readily available to the Company. Restricted cash as of September 30, 2014 mainly represented cash pledged as security of bank borrowing.
Inventories	Inventories Inventories, consisting of paper and professional examination reference books, are stated at the lower of cost or market value. Cost is determined using the first in, first out method.
Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group’s financial instruments consist of cash equivalents, term deposits, restricted cash, accounts receivable, other current assets, and other current liabilities. The carrying amounts of these instruments approximate their fair values due to their short-term maturity.

The Group reviews goodwill for impairment annually or more frequently if events or changes in circumstances indicate the possibility of impairment. For the continuing operations, other intangible assets, and other long-lived assets are measured at fair value on a nonrecurring basis when there is an indicator of impairment, and they are recorded at fair value only when impairment is recognized. For discontinued operations, long-lived assets are measured at the lower of carrying amount or fair value less cost to sell. The fair value of these assets were determined using models with significant unobservable inputs which were classified as Level 3 inputs, primarily the discounted future cash flow.

Allowance for doubtful accounts

Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value

Buildings	35 years	5-10%
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	Shorter of lease term or 5 years	—

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Goodwill

Goodwill

Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

For the years ended September 30, 2013 and 2014, the Group performed its annual impairment test using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess. The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill.

Other intangible assets, net

Other intangible assets, net

Other intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:

Category	Estimated useful life

Computer software	3~5 years
Trademarks and domain names	10~11 years
Courseware	1~5 years
Website	5 years
Business contracts	3~5 years
Copyrights	5 years
Platform	3.5 years

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

If the intent is to hold the asset for sale and certain other criteria are met (i.e., the asset can be disposed of currently, appropriate levels of authority have approved sale, and there is an actively pursuing buyer), the impairment test is a comparison of the asset’s carrying value to its fair value less costs to sell. To the extent that the carrying value is greater than the asset’s fair value less costs to sell, an impairment loss is recognized for the difference. Assets held for sale are separately presented on the balance sheet and are no longer depreciated.

Revenue recognition

Revenue recognition

Revenues are recognized when the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the service has been rendered, (iii) the fees are fixed or determinable, and (iv) collectability is reasonably assured.

Online education services

The online education service provided by the Group to its customers is an integrated service, including audio-video course content, mock examinations and online chat rooms during the subscription period. Audio-video course content, mock examinations and online chat rooms are not practical to be sold on standalone basis and have never been sold separately.

The Group earns revenues by providing online education services to customers pursuant to two types of revenue models - non-refundable course model and refundable course model.

The on-line courses using the non-refundable course model are mainly comprised of regular classes and premium classes. The revenues for the regular classes are recognized on a straight line basis over the subscription period from the month in which the customers enroll in the courses to the month in which subscribed courses terminate. For premium classes, if participants fail to pass the course examination and certain pre-agreed conditions are met, the participants can be offered by certain course fee discount to retake the same premium course. As such, the discount is proportionately applied as a deduction to revenue recognized for each of the premium classes that participants take.

For on-line courses using the refundable course model (i.e. elite classes), if the participants complete the courses and fail the professional exams and their scores are within a range provided for in the agreement, they are entitled to either a full refund or the right to retake the course. The participants must notify the Group within a pre-agreed period after the professional examinations scores are released in order to be eligible for the refund or the right to retake the course. The proceeds from the refundable course model are initially recorded as “refundable fees”. Revenues are recognized upon the expiration of the participants’ right to receive a refund or ratably over the retake course period when the participants decide to retake the course before the expiration of such right.

Most of the course participants pay course fees via online payment systems provided by third parties including internet debit or credit card payment systems and other third-party payment systems. Some participants may choose to enroll for on-line courses through the use of prepaid study cards which are purchased from distributors. The Group sells to its regional distributors prepaid study cards at a discount to the face value of the cards. Revenues are recorded using the after-discount-selling-price of the cards and recognized over the period the on-line course is available to the customers, which generally is from the enrollment date to the completion of the relevant professional examination date. Sales of prepaid study cards that are not activated for course enrollment are recognized as revenues upon expiration of the cards. Prepaid study cards that have been activated but have not been used to enroll on-line courses do not have an expiry date and will be deferred until they are used to enroll in on-line courses. Participants who enroll with the Company directly are eligible to a refund within a 7-day trial period. Revenues from direct enrollment with the Company are recognized over the period from the lapse of the 7-day trial period to the completion of the relevant professional examination date.

The Group may, at times, offer volume discounts to its regional distributors for purchases over a specified amount of prepaid cards during a specified period of time, generally, one year. The amount of future rebates relating to these volume discounts cannot be reasonably estimated and accordingly a deferred revenue balance is recognized for the maximum potential amount of volume discount. If the number of purchases specified in the volume discount provisions is not reached upon the expiry of the volume discount period, the deferred revenue relating to such volume discount for each study card is recognized as revenue over the remaining period the on-line course is available to the user who enrolls using the study card or recognized as revenue immediately if the related on-line course has been completed or the study card has expired.

The Group provides student recruiting services and online platform to government agencies which use the Group’s online platform to conduct continuing education services. The Group earns service fees as a percentage of total tuition fees based on the agreements entered into with the government agencies. Service fees are initially recorded as deferred revenue and are recognized as revenue when course participants complete the stipulated study hours and take the examinations, or on a straight line basis over the subscription period based on the terms of the agreements.

The Group also operates an Online Open Learning Platform, a proprietary education platform that allows other parties to share their educational content or deliver live courses online. After passing the Group’s quality control reviews, experts and scholars of various fields can either record their own lectures and post them on the Open Learning Platform website, or deliver real-time audio-video courses. The group offers coaching services to these lecturers and deploys a user evaluation system to ensure that these courses meet its quality and effectiveness standards. The Group pays the experts and scholars certain percentage of the service fee they received from the end users. Revenues from Open Learning Platform are recognized on gross basis, as the Group is the primary obligor in the arrangement and bears the risks and rewards, including the quality control and the services delivered.

For the years ended September 30, 2012, 2013 and 2014, the Group recognized revenues before business tax and related surcharges in connection with expired study cards amounted to US$113, US$164, and US$114, respectively.

The on-line courses service is provided by Beijing Champion and its subsidiaries which are subject to approximately 3% business tax and related surcharges. The Group records revenues net of these taxes in the consolidated statements of operations. Such business tax and related surcharges for the years ended September 30, 2012, 2013 and 2014 were US$1,331, US$1,986 and US$2,699 respectively.

Books and reference materials

The Group sells books and reference materials to distributors and end users. Revenues relating to such sales are deferred until cash is collected. Inventory costs of products delivered to distributors for which revenues have been deferred are presented as “deferred costs” on the consolidated balance sheets.

The Group also sells books and reference materials together with study cards which allow the customers to take a certain number of on-line courses for no additional charge. These sales are considered arrangements with two deliverables, consisting of the delivery of books and reference material and the on-line courses service. Because neither vendor-specific objective evidence nor third-party evidence of fair value of the deliverables exist, the Group allocates revenue to each deliverables based on their relative selling price.

Other revenues

Other revenues include sales of offline professional training, courseware production services, platform production services, and others.

Revenues from offline professional training are recognized when the training courses are provided. For offline training sponsored by government authorities, the tuition fees of the training participants are subsidized by the government. Qualified enrollments and the fees to be earned cannot be determined until the confirmation from government authorities regarding the number of students and fees is received by the Company, which is after the completion of services. Therefore, revenues from such services are recognized upon cash receipt or the receipt of confirmations from government authorities, whichever is earlier, when all the other revenue recognition criteria have been met.

Revenues from sales of courseware, which are designed and developed pursuant to the requests from customers, are recognized when the courseware or platforms are accepted by the customers. The Company has no significant remaining obligation with respect to the courseware or platforms upon the acceptance of the customers.

From time to time, the Group enters into arrangement to provide the development and maintenance of online platforms to its customers. After the development of online platforms, the Group provides support and maintenance services. The development of online platform and the support and maintenance services have never been sold separately and they do not have standalone value to the customers. Accordingly, revenues from such arrangement is accounted as a single unit of accounting and recognized ratably over the support and maintenance services period.

Revenues from other services, including magazine content production, advertising and consulting services, are recognized over the period when such services are provided.

Value added taxes

Value added taxes

On January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation officially launched a pilot value-added tax (“VAT”) reform program (“Pilot Program”), applicable to businesses in selected industries. Businesses in the Pilot Program would pay VAT instead of business tax. The Pilot Program initially applied only to transportation industry and “modern service industries” (“Pilot Industries”) in Shanghai and subsequently was expanded to ten other provinces and municipalities between August and December 2012.

As a result, since September 1, 2012, technical and consulting service, software licensing and course production services provided by Champion Technology and Champion Education Technology, and since July 1, 2014, course production services provided by Champion Wangge were no longer subject to business tax but VAT instead. Champion Technology is VAT general taxpayer. Champion Education Technology was VAT small-scale taxpayer but was treated as general taxpayer since February 1, 2014. Champion Wangge was qualified as small-scale taxpayer since July 1, 2014. The applicable VAT rates are 6% and 3% for the entities that are general taxpayer and small-scale taxpayer, respectively.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expenses and other current liabilities on the consolidated balance sheets.

Pursuant to a circular jointly released by Ministry of Finance and State Administration of Taxation on December 25, 2013, the Group is subject to a VAT exemption for the proceeds received from customers for sales related to books and reference materials till December 31, 2017. As a result, the Group registered a tax exemption application at state tax bureau in February 2014 and started to enjoy such tax exemption for the relevant sales since March 2014. Prior to the filling of tax exemption application in February 2014, the Group was subject to VAT generally at a rate of 13% on the proceeds received for the sales of books and reference materials.

Cost of sales

Cost of sales

Cost of online education services primarily includes the production costs of study cards, server and bandwidth leasing fees, lecturer fees, staff costs involved in the operation of online education services including network operation and maintenance, course production and tutor services and other direct costs of providing these services. These costs are expensed when incurred.

The cost of books and reference materials, including direct materials used for production of books, authorship fee and printing cost, are initially deferred and recorded as “deferred cost”. The deferred costs are recognized as cost of sales when the related revenue is recognized upon cash receipt.

Advertising expenditure

Advertising expenditure

Advertising expenditure is expensed when incurred and are included in “selling expenses” in the consolidated statements of operations. Advertising expenses from continuing operations were US$2,112, US$3,167 and US$6,464, and those from discontinued operations were US$26, US$ nil and US$ nil, for the years ended September 30, 2012, 2013 and 2014, respectively.

Shipping and handling costs

Shipping and handling costs

Shipping and handling costs of books and reference materials are classified as a component of “selling expenses” in the consolidated statements of operations. Shipping and handling costs classified as selling expenses from continuing operations were US$252, US$489 and US$703, and those from discontinued operations were US$1, US$nil and US$nil, for the years ended September 30, 2012, 2013 and 2014, respectively.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

Share-based compensation with employees is measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to paid-in capital. The Group recognizes compensation expense over the vesting term on a straight-line basis with the amount of compensation expense recognized at any date not less than the portion of the grant-date value of the option vested at that date.

Share-based compensation with non-employee is measured based on the fair value of options at the earlier of the performance commitment date or the date at which the non-employee’s performance is complete (hereafter referred to as the measurement date). The Group recognizes compensation expense using the graded vesting attribution method.

Share-based compensation awards which require the issuance of a variable number of shares to settle a fixed monetary amount are accounted for as liabilities.

Net income per share

Net income per share

Basic net income per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Nonvested restricted shares are also participating securities as they enjoy identical dividend rights as ordinary shares. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share in income for the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of outstanding share-based awards is reflected in the diluted net income per share by application of the treasury stock method.

Comprehensive income	Comprehensive income Comprehensive income includes net income and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income.
Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group from the continuing operations included aggregate amounts of US$68,867 and US$110,342, which were denominated in RMB, at September 30, 2013 and 2014, respectively, representing 95.8% and 93.5% of the cash and cash equivalents at September 30, 2013 and 2014, respectively.

Concentration of credit risk

Financial instrument that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, term deposits, restricted cash, accounts receivable and prepayment and other current assets. As of September 30, 2014, substantially all of the Group’s cash and cash equivalents, term deposits and restricted cash were deposited in financial institutions located in the PRC and Hong Kong. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years period ended September 30, 2014.

Primarily due to the long payment cycles of government agencies, the Group had one customer that accounted for 31.4% and 21.7% of the Group’s carrying amount of accounts receivable as of September 30, 2013 and September 30, 2014 respectively.

Recently issued accounting pronouncements not yet adopted

Recently issued accounting pronouncements not yet adopted

In April, 2014, the FASB issued Accounting Standard Update 2014-08, which amends the definition of a discontinued operation in ASC 205-20 and requires entities to provide additional disclosures about discontinued operations as well as disposal transactions that do not meet the discontinued-operations criteria. The new guidance eliminates the second and third criteria of discontinued operation in ASC 205-20-45-1 and instead requires discontinued-operations treatment for disposals of a component or group of components that represents a strategic shift that has or will have a major impact on an entity’s operations or financial results. The ASU also expands the scope of ASC 205-20 to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale.

The ASU also requires entities to reclassify assets and liabilities of a discontinued operation for all comparative periods presented in the statement of financial position.

Regarding the statement of cash flows, an entity must disclose, in all periods presented, either (1) operating and investing cash flows or (2) depreciation and amortization, capital expenditures, and significant operating and investing noncash items related to the discontinued operation.

The ASU is effective prospectively for all disposals (except disposals classified as held for sale before the adoption date) or components initially classified as held for sale in periods beginning on or after December 15, 2014. Early adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In May 2014, the FASB issued, ASU 2014-09, “Revenue from Contracts with Customers (Topic 606)”. The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry-specific guidance, in current U.S. generally accepted accounting principles.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

•	Step 1: Identify the contract(s) with a customer.

•	Step 2: Identify the performance obligations in the contract.

•	Step 3: Determine the transaction price.

•	Step 4: Allocate the transaction price to the performance obligations in the contract.

•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation-Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.